AB Total Return Bond Portfolio

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 24.0%
Financial Institutions – 11.5%
Banking – 9.5%
AIB Group PLC 4.263%, 04/10/2025(a)	U.S.$	491	$489,193
Ally Financial, Inc. 6.992%, 06/13/2029		270	279,231
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		635	602,361
Banco Santander SA 4.175%, 03/24/2028		400	385,108
9.625%, 05/21/2033(b)		200	214,986
Bank of America Corp. 2.972%, 02/04/2033		535	456,478
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		215	217,230
Barclays PLC 6.224%, 05/09/2034		232	238,983
BPCE SA 6.508%, 01/18/2035(a)		443	448,134
CaixaBank SA 6.684%, 09/13/2027(a)		235	241,390
Capital One Financial Corp. 5.468%, 02/01/2029		118	118,158
6.377%, 06/08/2034		319	331,658
Citigroup, Inc. 2.561%, 05/01/2032		645	539,542
Series W 4.00%, 12/10/2025(b)		329	308,122
Credit Agricole SA 6.251%, 01/10/2035(a)		359	366,018
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		265	260,638
7.146%, 07/13/2027		298	308,606
Discover Bank Series B 5.974%, 08/09/2028		250	243,185
Fifth Third Bancorp 5.631%, 01/29/2032		51	51,490
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		459	387,295
Series P 8.505% (SOFR + 3.14%), 03/04/2024(b) (c)		43	43,034
Series V 4.125%, 11/10/2026(b)		268	243,545
HSBC Holdings PLC 4.583%, 06/19/2029		224	217,762
7.39%, 11/03/2028		315	338,313
8.113%, 11/03/2033		277	317,279
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		219	233,528
JPMorgan Chase & Co. 2.963%, 01/25/2033		439	377,132

	Principal Amount (000)		U.S. $ Value

Lloyds Banking Group PLC 5.462%, 01/05/2028	U.S.$	361	$363,115
7.50%, 09/27/2025(b)		381	372,458
7.953%, 11/15/2033		304	344,019
Morgan Stanley 0.406%, 10/29/2027	EUR	309	307,709
Series G 2.239%, 07/21/2032	U.S.$	287	234,620
Nationwide Building Society 2.972%, 02/16/2028(a)		398	370,259
NatWest Group PLC 4.269%, 03/22/2025		481	479,898
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		112	110,346
5.30%, 01/21/2028		39	39,342
6.875%, 10/20/2034		139	154,786
Series R 8.679% (SOFR + 3.30%), 03/01/2024(b) (c)		62	62,098
Santander Holdings USA, Inc. 6.174%, 01/09/2030		8	8,042
6.499%, 03/09/2029		241	248,577
6.565%, 06/12/2029		3	3,107
7.66%, 11/09/2031		9	9,779
Santander UK Group Holdings PLC 6.833%, 11/21/2026		607	619,899
Societe Generale SA 2.797%, 01/19/2028(a)		537	496,865
Standard Chartered PLC 3.971%, 03/30/2026(a)		268	262,487
6.00%, 07/26/2025(a) (b)		478	470,696
7.089% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	384,248
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (b)		400	395,188
UBS Group AG 6.373%, 07/15/2026(a)		369	373,192
7.00%, 02/19/2025(a) (b)		312	311,407
UniCredit SpA 1.982%, 06/03/2027(a)		205	188,575
2.569%, 09/22/2026(a)		391	370,246
3.127%, 06/03/2032(a)		356	299,990
US Bancorp 5.384%, 01/23/2030		86	86,998
Series J 5.30%, 04/15/2027(b)		380	357,284
Wells Fargo & Co. 3.35%, 03/02/2033		399	350,222
5.574%, 07/25/2029		98	100,144
7.625%, 09/15/2028(b)		4	4,207
Series BB 3.90%, 03/15/2026(b)		273	255,733

			16,693,935

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)	U.S.$	469	$426,785

Finance – 0.9%
Aircastle Ltd. 4.125%, 05/01/2024		152	151,039
5.95%, 02/15/2029(a)		62	61,999
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		449	419,128
1.95%, 09/20/2026(a)		133	121,445
3.50%, 11/01/2027(a)		136	126,758
4.125%, 08/01/2025(a)		5	4,870
4.875%, 10/01/2025(a)		153	150,347
5.50%, 12/15/2024(a)		294	292,992
6.375%, 07/15/2030(a)		166	172,175

			1,500,753

Insurance – 0.5%
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	756,877
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	192,984

			949,861

REITs – 0.4%
American Tower Corp. 2.10%, 06/15/2030		147	123,418
Crown Castle, Inc. 5.60%, 06/01/2029		100	101,808
5.80%, 03/01/2034		105	108,282
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		310	261,036
4.00%, 01/15/2031		114	101,761

			696,305

			20,267,639

Industrial – 11.4%
Basic – 0.6%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		438	377,665
Freeport Indonesia PT 4.763%, 04/14/2027(a)		390	382,200
Glencore Funding LLC 5.40%, 05/08/2028(a)		223	227,257
6.50%, 10/06/2033(a)		94	102,477

			1,089,599

Capital Goods – 0.4%
Flowserve Corp. 2.80%, 01/15/2032		425	352,652

	Principal Amount (000)		U.S. $ Value

Regal Rexnord Corp. 6.05%, 02/15/2026(a)	U.S.$	401	$404,982

			757,634

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		198	157,299
6.15%, 11/10/2026		158	161,383
Cox Communications, Inc. 5.45%, 09/15/2028(a)		436	445,187
Discovery Communications LLC 5.20%, 09/20/2047		178	153,877
5.30%, 05/15/2049		81	70,116
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		140	141,894
Meta Platforms, Inc. 4.95%, 05/15/2033		193	197,437
Prosus NV 3.257%, 01/19/2027(a)		219	201,458
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		328	219,058

			1,747,709

Communications - Telecommunications – 0.4%
AT&T, Inc. 4.50%, 05/15/2035		109	102,876
5.40%, 02/15/2034		151	154,943
T-Mobile USA, Inc. 5.05%, 07/15/2033		177	177,221
5.15%, 04/15/2034		232	233,798

			668,838

Consumer Cyclical - Automotive – 1.2%
Ford Motor Co. 3.25%, 02/12/2032		467	386,755
6.10%, 08/19/2032		69	68,994
General Motors Financial Co., Inc. 4.30%, 04/06/2029		78	74,820
5.80%, 06/23/2028		242	248,343
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		501	466,671
6.50%, 03/10/2028(a)		20	20,626
Hyundai Capital America 5.25%, 01/08/2027(a)		103	103,844
6.10%, 09/21/2028(a)		234	244,453
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		522	501,767

			2,116,273

Consumer Cyclical - Other – 0.6%
Las Vegas Sands Corp. 3.90%, 08/08/2029		327	301,569

	Principal Amount (000)		U.S. $ Value

Marriott International, Inc./MD 4.90%, 04/15/2029	U.S.$	384	$386,507
MDC Holdings, Inc. 6.00%, 01/15/2043		346	350,097

			1,038,173

Consumer Cyclical - Retailers – 0.1%
Tapestry, Inc. 7.05%, 11/27/2025		32	32,741
7.70%, 11/27/2030		54	57,376

			90,117

Consumer Non-Cyclical – 2.1%
Altria Group, Inc. 3.40%, 05/06/2030		750	682,493
BAT Capital Corp. 2.259%, 03/25/2028		864	775,397
6.421%, 08/02/2033		163	170,449
Bayer US Finance LLC 6.125%, 11/21/2026(a)		203	205,978
Cargill, Inc. 5.125%, 10/11/2032(a)		248	252,038
General Mills, Inc. 4.70%, 01/30/2027		123	123,173
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)		228	240,136
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	354,593
Philip Morris International, Inc. 5.375%, 02/15/2033		469	478,910
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		349	372,603

			3,655,770

Energy – 2.1%
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		550	448,987
5.75%, 01/15/2031(a)		237	235,744
Ecopetrol SA 8.625%, 01/19/2029		271	286,244
EQT Corp. 5.75%, 02/01/2034		184	184,166
Marathon Oil Corp. 6.80%, 03/15/2032		650	705,958
Oleoducto Central SA 4.00%, 07/14/2027(a)		217	200,250
ONEOK, Inc. 6.05%, 09/01/2033		183	192,058
Ovintiv, Inc. 6.25%, 07/15/2033		92	95,795
6.50%, 02/01/2038		43	44,476
Suncor Energy, Inc. 6.80%, 05/15/2038		534	585,611

	Principal Amount (000)		U.S. $ Value

Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	314	$333,534
8.00%, 11/15/2032(a)		402	455,374

			3,768,197

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		145	151,264

Services – 0.2%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	320	373,995

Technology – 2.0%
Apple, Inc. 4.10%, 08/08/2062	U.S.$	350	302,809
Broadcom, Inc. 4.926%, 05/15/2037(a)		547	527,013
Entegris, Inc. 4.75%, 04/15/2029(a)		395	377,711
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	410	466,562
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	279	264,258
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		869	796,047
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		277	284,407
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	272,280
Oracle Corp. 5.375%, 07/15/2040		90	88,870
TSMC Arizona Corp. 3.875%, 04/22/2027		241	235,626

			3,615,583

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		401	394,412

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		153	150,343

Transportation - Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(a)		457	320,563
ERAC USA Finance LLC 4.90%, 05/01/2033(a)		288	287,078

			607,641

			20,225,548

	Principal Amount (000)		U.S. $ Value

Utility – 1.1%
Electric – 1.1%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	269	$230,076
Alexander Funding Trust II 7.467%, 07/31/2028(a)		184	194,392
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		306	227,664
Electricite de France SA 9.125%, 03/15/2033(a) (b)		283	317,351
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	300,031
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		161	161,082
NRG Energy, Inc. 7.00%, 03/15/2033(a)		362	381,765
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)		134	141,934

			1,954,295

Total Corporates - Investment Grade (cost $43,946,538)			42,447,482

GOVERNMENTS - TREASURIES – 21.3%
United States – 21.3%
U.S. Treasury Bonds 1.25%, 05/15/2050		2,376	1,234,829
3.125%, 08/15/2044(d)		1,549	1,290,360
3.25%, 05/15/2042		517	445,965
3.375%, 08/15/2042		992	871,363
3.625%, 05/15/2053		481	431,727
3.875%, 02/15/2043		3,078	2,892,546
3.875%, 05/15/2043		213	199,418
4.00%, 11/15/2042		2,061	1,973,573
4.125%, 08/15/2053		119	116,843
4.375%, 08/15/2043		286	287,832
4.75%, 11/15/2053		497	541,808
U.S. Treasury Notes 3.50%, 04/30/2028		580	570,870
3.50%, 02/15/2033		2,957	2,853,698
3.625%, 05/31/2028		4,314	4,264,973
3.75%, 12/31/2028		2,000	1,987,897
3.875%, 11/30/2027		916	913,311
3.875%, 12/31/2027		1,750	1,745,625
3.875%, 08/15/2033		2,281	2,264,564
4.00%, 02/29/2028		1,315	1,317,987
4.125%, 10/31/2027		1,364	1,371,886
4.375%, 08/31/2028		1,227	1,251,246
4.375%, 11/30/2028		1,783	1,821,344
4.50%, 11/15/2033		647	674,384
4.75%, 11/15/2043		638	673,559
4.875%, 10/31/2028		4,850	5,052,989
5.00%, 10/31/2025		697	704,336

Total Governments - Treasuries (cost $38,320,828)			$37,754,933

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 19.3%
Agency Fixed Rate 30-Year – 18.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049	U.S.$	167	$154,796
3.50%, 11/01/2049		219	202,585
Series 2022 2.00%, 03/01/2052		1,831	1,490,950
2.50%, 04/01/2052		2,130	1,811,949
3.00%, 03/01/2052		1,188	1,050,295
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		66	67,858
Series 2007 5.50%, 07/01/2035		10	10,395
Series 2016 4.00%, 02/01/2046		475	458,978
Series 2017 4.00%, 07/01/2044		316	304,734
Series 2018 4.50%, 03/01/2048		135	134,011
4.50%, 10/01/2048		297	293,620
4.50%, 11/01/2048		388	383,616
5.00%, 11/01/2048		150	151,069
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		20	20,394
5.50%, 07/01/2033		43	44,322
Series 2004 5.50%, 04/01/2034		5	5,498
5.50%, 05/01/2034		13	13,349
5.50%, 11/01/2034		19	19,505
5.50%, 01/01/2035		182	187,303
Series 2005 5.50%, 02/01/2035		26	27,041
Series 2007 5.50%, 08/01/2037		133	136,286
Series 2010 4.00%, 12/01/2040		195	187,839
Series 2012 3.50%, 02/01/2042		122	114,838
3.50%, 11/01/2042		1,352	1,269,788
3.50%, 01/01/2043		227	212,493
Series 2013 3.50%, 04/01/2043		788	738,607
4.00%, 10/01/2043		467	448,976
Series 2016 3.50%, 01/01/2047		351	325,926
Series 2018 4.50%, 09/01/2048		648	639,418
Series 2019 3.50%, 08/01/2049		504	467,296
3.50%, 09/01/2049		224	207,587
3.50%, 11/01/2049		454	420,369

	Principal Amount (000)		U.S. $ Value

Series 2021 2.00%, 07/01/2051	U.S.$	1,898	$1,537,057
2.50%, 01/01/2052		607	516,262
Series 2022 2.50%, 03/01/2052		1,335	1,130,773
2.50%, 04/01/2052		1,356	1,153,044
2.50%, 05/01/2052		1,795	1,525,833
3.00%, 02/01/2052		1,559	1,378,078
3.00%, 03/01/2052		2,014	1,780,922
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		66	60,511
3.00%, 05/20/2046		160	145,985
Series 2023 5.50%, 04/20/2053		1,102	1,111,073
Series 2024 4.00%, 02/20/2054, TBA		523	497,724
4.50%, 02/20/2054, TBA		2,035	1,985,239
5.00%, 02/20/2054, TBA		2,900	2,885,081
5.50%, 02/20/2054, TBA		396	398,778
6.00%, 02/20/2054, TBA		364	369,624
Uniform Mortgage-Backed Security Series 2024 2.00%, 02/13/2054, TBA		1,444	1,166,252
4.00%, 02/13/2054, TBA		649	611,780
5.50%, 02/13/2054, TBA		1,913	1,920,099
6.00%, 02/13/2054, TBA		383	388,962

			32,564,768

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031		86	81,643
2.50%, 11/01/2031		379	357,249
2.50%, 12/01/2031		500	472,266
2.50%, 01/01/2032		122	114,757
Series 2017 2.50%, 02/01/2032		553	522,267

			1,548,182

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.25% (RFUCCT1Y + 2.00%), 01/01/2037(c)		8	7,720

Total Mortgage Pass-Throughs (cost $36,337,302)			34,120,670

ASSET-BACKED SECURITIES – 9.3%
Other ABS - Fixed Rate – 4.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		730	641,161
ACHV ABS Trust Series 2023-3PL, Class A 6.60%, 08/19/2030(a)		98	98,379
Series 2023-4CP, Class B 7.24%, 11/25/2030(a)		437	441,781

	Principal Amount (000)		U.S. $ Value

Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	U.S.$	22	$22,067
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		37	35,694
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		30	29,828
Atalaya Equipment Leasing Trust Series 2021-1A, Class C 2.69%, 06/15/2028(a)		600	565,984
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		137	123,884
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)		213	186,730
Conn’s Receivables Funding LLC Series 2024-A, Class A 7.05%, 01/16/2029(a)		190	190,384
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	479,725
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	232,291
Series 2023-1, Class A2 5.99%, 03/15/2032(a)		467	464,608
Series 2023-2, Class A1 5.743%, 11/15/2024(a)		75	75,113
Diamond Issuer Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	481,710
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		234	206,148
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		206	212,471
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		323	304,938
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		970	864,594
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)		454	415,556
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		360	316,503
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		391	399,385

	Principal Amount (000)		U.S. $ Value

Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	U.S.$	220	$182,107
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)		405	406,926
SEB Funding LLC Series 2021-1A, Class A2 4.969%, 01/30/2052(a)		690	645,332
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(a)		251	247,838

			8,271,137

Autos - Fixed Rate – 4.3%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)		224	224,700
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		475	479,181
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		68	63,399
Series 2021-N4, Class D 2.30%, 09/11/2028		228	220,205
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		470	452,703
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)		477	478,518
FHF Issuer Trust Series 2023-2A, Class A1 6.007%, 11/15/2024(a)		47	47,050
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		80	77,018
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		180	179,886
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	931,646
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	944,493
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	495,682
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		450	429,902

	Principal Amount (000)		U.S. $ Value

Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	U.S.$	537	$539,511
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		231	232,686
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)		473	476,197
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	504,851
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		179	177,737
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		228	230,171
USCLN Series 2023-1, Class B 6.789%, 08/25/2032(a)		372	374,486

			7,560,022

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(a)		565	561,991

Total Asset-Backed Securities (cost $17,228,783)			16,393,150

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
Risk Share Floating Rate – 4.3%
Bellemeade Re Ltd. Series 2022-1, Class M1C 9.045% (SOFR + 3.70%), 01/26/2032(a) (c)		672	681,922
Series 2023-1, Class M1A 7.545% (SOFR + 2.20%), 10/25/2033(a) (c)		254	254,615
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.859% (SOFR + 2.51%), 04/25/2031(a) (c)		2	2,429
Series 2019-R01, Class 2M2 7.909% (SOFR + 2.56%), 07/25/2031(a) (c)		25	25,507
Series 2020-R01, Class 1B1 8.709% (SOFR + 3.36%), 01/25/2040(a) (c)		500	513,750
Series 2022-R01, Class 1B1 8.495% (SOFR + 3.15%), 12/25/2041(a) (c)		625	640,460

	Principal Amount (000)		U.S. $ Value

Series 2022-R02, Class 2M1 6.545% (SOFR + 1.20%), 01/25/2042(a) (c)	U.S.$	287	$287,121
Series 2023-R02, Class 1M1 7.645% (SOFR + 2.30%), 01/25/2043(a) (c)		199	203,702
Series 2023-R07, Class 2M1 7.294% (SOFR + 1.95%), 09/25/2043(a) (c)		402	406,426
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 10.259% (SOFR + 4.91%), 05/25/2028(c)		129	133,701
Series 2019-FTR3, Class B2 10.252% (SOFR + 4.91%), 09/25/2047(a) (c)		700	730,927
Series 2021-HQA4, Class M2 7.695% (SOFR + 2.35%), 12/25/2041(a) (c)		513	514,430
Series 2022-DNA2, Class M2 9.095% (SOFR + 3.75%), 02/25/2042(a) (c)		605	629,494
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1B 17.709% (SOFR + 12.36%), 09/25/2028(c)		149	174,893
Series 2016-C03, Class 1B 17.209% (SOFR + 11.86%), 10/25/2028(c)		99	115,852
Series 2016-C06, Class 1B 14.709% (SOFR + 9.36%), 04/25/2029(c)		376	425,212
Series 2016-C07, Class 2B 14.959% (SOFR + 9.61%), 05/25/2029(c)		378	426,036
Series 2017-C04, Class 2M2 8.309% (SOFR + 2.96%), 11/25/2029(c)		173	178,355
Series 2021-R02, Class 2B1 8.645% (SOFR + 3.30%), 11/25/2041(a) (c)		441	453,936
Home Re Ltd. Series 2023-1, Class M1A 7.495% (SOFR + 2.15%), 10/25/2033(a) (c)		259	259,832
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.709% (SOFR + 4.36%), 11/25/2024(a) (c)		17	17,810

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.201% (SOFR + 3.86%), 05/30/2025(a) (c)	U.S.$	223	$222,950
Series 2019-3R, Class A 9.159% (SOFR + 3.81%), 11/27/2031(a) (c)		86	86,231
Series 2020-1R, Class A 8.809% (SOFR + 3.46%), 02/25/2025(a) (c)		144	143,554
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.709% (SOFR + 5.36%), 11/25/2025(a) (c)		106	108,855
Series 2015-WF1, Class 2M2 10.959% (SOFR + 5.61%), 11/25/2025(a) (c)		24	25,086

			7,663,086

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 0.69% (6.04% - SOFR), 09/15/2047(c) (e)		540	63,944
Series 4981, Class HS 0.641% (5.99% - SOFR), 06/25/2050(c) (e)		1,624	154,117
Federal National Mortgage Association REMICs Series 2015-90, Class SL 0.691% (6.04% - SOFR), 12/25/2045(c) (e)		729	87,923
Series 2016-77, Class DS 0.541% (5.89% - SOFR), 10/25/2046(c) (e)		593	65,659
Series 2017-26, Class TS 0.491% (5.84% - SOFR), 04/25/2047(c) (e)		747	92,907
Series 2017-62, Class AS 0.691% (6.04% - SOFR), 08/25/2047(c) (e)		641	77,100
Series 2017-97, Class LS 0.741% (6.09% - SOFR), 12/25/2047(c) (e)		751	101,463
Government National Mortgage Association Series 2017-65, Class ST 0.699% (6.04% - SOFR), 04/20/2047(c) (e)		716	83,348

			726,461

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A 16 5.75%, 08/25/2036		180	97,736

	Principal Amount (000)		U.S. $ Value
Series 2006-J1, Class 1A13 5.50%, 02/25/2036	U.S.$	76	$52,379
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		46	19,982
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.369%, 07/25/2036		347	270,908
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	88,434

			529,439

Non-Agency Floating Rate – 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.83% (SOFR + 0.49%), 12/25/2036(c)		418	129,971
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.95% (SOFR + 0.61%), 03/25/2035(c)		65	52,241
Impac Secured Assets Corp. Series 2005-2, Class A2D 6.31% (SOFR + 0.97%), 03/25/2036(c)		122	97,753
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.55% (SOFR + 2.21%), 04/25/2047(a) (c)		82	83,688
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 5.79% (SOFR + 0.45%), 03/25/2037(c)		491	102,007

			465,660

Agency Fixed Rate – 0.2%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.552%, 05/28/2035		51	48,758
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(f)		2,232	334,171

			382,929

Total Collateralized Mortgage Obligations (cost $10,493,302)			9,767,575

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.3%
Non-Agency Fixed Rate CMBS – 3.4%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		960	700,391

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust Series 2014-LC17, Class B 4.49%, 10/10/2047	U.S.$	800	$777,694
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.298%, 08/10/2044(a)		252	90,788
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g)		276	265,689
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		719	693,886
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		25	23,528
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		710	693,010
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.513%, 11/15/2047		890	705,764
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 5.129%, 05/15/2045		472	450,741
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	29,339
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		113	112,289
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.748%, 10/15/2049(f)		7,224	228,736
Series 2016-LC25, Class C 4.477%, 12/15/2059		545	492,733
Series 2016-NXS6, Class C 4.536%, 11/15/2049		600	542,437
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		148	135,553

			5,942,578

Non-Agency Floating Rate CMBS – 1.9%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.381% (SOFR + 1.05%), 11/15/2033(a) (c)		1,330	1,187,342
BBCMS Mortgage Trust Series 2020-BID, Class A 7.589% (SOFR + 2.25%), 10/15/2037(a) (c)		692	688,540

	Principal Amount (000)		U.S. $ Value

BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.279% (SOFR + 1.95%), 04/15/2034(a) (c)	U.S.$	142	$140,356
Series 2019-IMC, Class E 7.529% (SOFR + 2.20%), 04/15/2034(a) (c)		566	559,268
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.345% (SOFR + 2.00%), 01/25/2051(a) (c)		64	62,101
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 8.995% (SOFR + 3.64%), 05/15/2036(a) (c)		520	500,750
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.913% (SOFR + 1.58%), 07/15/2036(a) (c)		322	295,360

			3,433,717

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.127%, 07/16/2046(f)		155	2

Total Commercial Mortgage-Backed Securities (cost $10,512,305)			9,376,297

INFLATION-LINKED SECURITIES – 2.8%
United States – 2.8%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $4,705,531)		5,258	4,887,489

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 8.629% (SOFR + 3.31%), 07/20/2034(a) (c)		709	677,016
Elevation CLO Ltd. Series 2020-11A, Class D1 9.426% (SOFR + 4.11%), 04/15/2033(a) (c)		1,000	995,814
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.649% (SOFR + 1.33%), 04/20/2034(a) (c)		581	581,586
Peace Park CLO Ltd. Series 2021-1A, Class D 8.529% (SOFR + 3.21%), 10/20/2034(a) (c)		300	300,009

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 6.749% (SOFR + 1.43%), 07/20/2034(a) (c)	U.S.$	675	$675,168
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.739% (SOFR + 1.42%), 07/20/2034(a) (c)		504	504,063

Total Collateralized Loan Obligations (cost $3,769,589)			3,733,656

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
State of California Series 2010 7.625%, 03/01/2040		970	1,219,766
University of California Series 2021-B 3.071%, 05/15/2051		730	521,240

Total Local Governments - US Municipal Bonds (cost $2,055,033)			1,741,006

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.9%
Basic – 0.2%
Stillwater Mining Co. 4.00%, 11/16/2026(a)		446	393,873
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		76	43,320

			437,193

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	534,600

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		417	351,844

Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	305,415

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (h) (i) (j) (k)		660	66

			1,629,118

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		60	59,305

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (l) (m)	U.S.$	221	$9,948
7.125%, 12/26/2046(a) (l) (m)		287	16,005

			25,953

Total Emerging Markets - Corporate Bonds (cost $2,581,297)			1,714,376

CORPORATES - NON-INVESTMENT GRADE – 0.8%
Industrial – 0.7%
Basic – 0.2%
Sealed Air Corp. 4.00%, 12/01/2027(a)		379	354,540

Capital Goods – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		477	143

Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(a)		322	216,889
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	181	170,587

			387,476

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(a)		181	151,386

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		100	100,584

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		181	187,315

			1,181,444

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)	U.S.$	218	212,443

Total Corporates - Non-Investment Grade (cost $1,909,958)			1,393,887

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Hungary – 0.2%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		387	391,354

	Principal Amount (000)		U.S. $ Value

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)	U.S.$	295	$277,115

Total Quasi-Sovereigns (cost $679,440)			668,469

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $374,047)		375	299,250

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $217,000)		217	193,672

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. Special Investment, Series 1, December 2021 - Class U-1(h) (j) (k)		72	20,593
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(h) (j) (k)		78	22,429
Mt Logan Re Ltd. Special Investment, Series 1, December 2022 - Class U-1(h) (j) (k)		104	48,845
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(h) (j) (k)		114	53,204

Total Common Stocks (cost $326,594)			145,071

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 10.4%
U.S. Treasury Bills – 10.2%
U.S. Treasury Bill Zero Coupon, 02/15/2024	U.S.$	4,008	3,999,917
Zero Coupon, 02/28/2024		5,011	4,990,082
Zero Coupon, 03/12/2024		972	966,502
Zero Coupon, 04/30/2024		1,213	1,197,732
Zero Coupon, 05/23/2024		5,968	5,871,713
Zero Coupon, 06/20/2024		1,112	1,090,030

Total U.S. Treasury Bills (cost $18,115,025)			18,115,976

	Shares	U.S. $ Value

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(n) (o) (p) (cost $383,622)	383,622	$383,622

Total Short-Term Investments (cost $18,498,647)		18,499,598

Total Investments – 103.6% (cost $191,956,194)(q)		183,136,581
Other assets less liabilities – (3.6)%		(6,325,641)

Net Assets – 100.0%		$176,810,940

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	42	March 2024	$4,908,750	$152,393
U.S. Long Bond (CBT) Futures	5	March 2024	611,719	30,430
U.S. T-Note 5 Yr (CBT) Futures	243	March 2024	26,338,922	424,525
U.S. Ultra Bond (CBT) Futures	109	March 2024	14,084,844	731,625
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	20	March 2024	4,113,125	(20,135)

				$1,318,838

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR	2,337	USD	2,571	03/14/2024	$41,018
State Street Bank & Trust Co.	USD	772	EUR	708	03/14/2024	(5,543)

						$35,475

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.61%	USD	8,399	$(515,363)	$(75,313)	$(440,050)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Australia Series 40, 5 Year Index, 12/20/2028*	(1.00)%	Quarterly	0.68%	USD	7,590	$(114,133)	$(56,986)	$(57,147)
Sale Contracts
CDX-NAIG Series 41, 5 Year Index, 12/20/2028*	1.00	Quarterly	0.56	USD	7,590	154,637	96,362	58,275

						$(474,859)	$(35,937)	$(438,922)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	12/13/2029	1.537%	1 Day SOFR	Annual	$227,573	$174,573	$53,000

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	12	$(1,514)	$(974)	$(540)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(3,026)	(1,983)	(1,043)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(3,026)	(2,146)	(880)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	48	(6,053)	(4,692)	(1,361)

						$(13,619)	$(9,795)	$(3,824)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $52,616,956 or 29.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Inverse interest only security.
(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.94% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$265,584	$265,689	0.15%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	731,206	693,886	0.39%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	25,359	23,528	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	752,152	693,010	0.39%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014 - 01/27/2014	365,927	66	0.00%

(h)	Non-income producing security.
(i)	Defaulted matured security.
(j)	Fair valued by the Adviser.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2024.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,778,948 and gross unrealized depreciation of investments was $(10,633,994), resulting in net unrealized depreciation of $(7,855,046).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Total Return Bond Portfolio

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$42,447,482	$—	$42,447,482
Governments - Treasuries	—	37,754,933	—	37,754,933
Mortgage Pass-Throughs	—	34,120,670	—	34,120,670
Asset-Backed Securities	—	16,393,150	—	16,393,150
Collateralized Mortgage Obligations	—	9,767,575	—	9,767,575
Commercial Mortgage-Backed Securities	—	9,376,297	—	9,376,297
Inflation-Linked Securities	—	4,887,489	—	4,887,489
Collateralized Loan Obligations	—	3,733,656	—	3,733,656
Local Governments - US Municipal Bonds	—	1,741,006	—	1,741,006
Emerging Markets - Corporate Bonds	—	1,714,310	66	1,714,376
Corporates - Non-Investment Grade	—	1,393,887	—	1,393,887
Quasi-Sovereigns	—	668,469	—	668,469
Governments - Sovereign Bonds	—	299,250	—	299,250
Emerging Markets - Sovereigns	—	193,672	—	193,672
Common Stocks	—	—	145,071	145,071
Short-Term Investments:
U.S. Treasury Bills	—	18,115,976	—	18,115,976
Investment Companies	383,622	—	—	383,622

Total Investments in Securities	383,622	182,607,822	145,137	183,136,581
Other Financial Instruments(a):
Assets:
Futures	1,338,973	—	—	1,338,973
Forward Currency Exchange Contracts	—	41,018	—	41,018
Centrally Cleared Credit Default Swaps	—	154,637	—	154,637
Centrally Cleared Interest Rate Swaps	—	227,573	—	227,573
Liabilities:
Futures	(20,135)	—	—	(20,135)

Investments in Securities:	Level 1	Level 2	Level 3	Total
Forward Currency Exchange Contracts	—	(5,543)	—	(5,543)
Centrally Cleared Credit Default Swaps	—	(629,496)	—	(629,496)
Credit Default Swaps	—	(13,619)	—	(13,619)

Total	$1,702,460	$182,382,392	$145,137	$184,229,989

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$281	$26,924	$26,821	$384	$15